Related Party Transactions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	May 31, 2022
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On October 19, 2020, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. On January 14, 2021, the Company declared a dividend of 0.2 shares of common stock for each outstanding share, resulting in an aggregate of 6,900,000 Founder Shares outstanding. The Founders Shares included an aggregate of up to 900,000 shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised, so that the number of Founders Shares will equal, on an un-converted basis, approximately 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. On January 20, 2021, the underwriter’s election exercised their over-allotment option; therefore the 900,000 shares were no longer subject to forfeiture. Accordingly, there are 6,900,000 Founders Shares issued and outstanding.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the reported closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement, commencing on January 14, 2021, to pay the Sponsor a total of $10,000 per month for office space, utilities, secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three months ended March 31, 2023 and March 31, 2022 the Company incurred fees related to these services totaling $30,000. As of March 31, 2023 and December 31, 2022, $30,000 of these fees are included in accrued expenses in the accompanying condensed balance sheets.

Advances from Related Party and Due to Sponsor

An affiliate of the Sponsor paid for certain operating costs on behalf of the Company amounting to $1,465,558 and $651,799 as of March 31, 2023 and December 31, 2022, respectively. The advances are non-interest bearing and are due on demand.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. At March 31, 2023 and December 31, 2022, no such Working Capital Loans were outstanding.

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On October 19, 2020, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. On January 14, 2021, the Company declared a dividend of 0.2 shares of common stock for each outstanding share, resulting in an aggregate of 6,900,000 Founder Shares outstanding. The Founders Shares included an aggregate of up to 900,000 shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised, so that the number of Founders Shares will equal, on an un-converted basis, approximately 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. On January 20, 2021, the underwriter’s election exercised their over-allotment option; therefore the 900,000 shares were no longer subject to forfeiture. Accordingly, there are 6,900,000 Founders Shares issued and outstanding.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the reported closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement, commencing on January 14, 2021, to pay the Sponsor a total of $10,000 per month for office space, utilities, secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. Fees related to these services totaling $120,000 and $115,000 are included in accrued expenses in the accompanying balance sheets at December 31, 2022 and 2021, respectively. For the years ended December 31, 2022 and 2021, administrative fees totaled $120,000 and $115,000, respectively.

Advances from Related Party and Due to Sponsor

An affiliate of the Sponsor paid for certain operating costs on behalf of the Company amounting to $651,799 and $135,836 as of December 31, 2022 and 2021, respectively. The advances are non-interest bearing and are due on demand.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. At December 31, 2022 and 2021, no such Working Capital Loans were outstanding.

Unique Logistics International, Inc. [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

5. RELATED PARTY TRANSACTIONS

The Company has the following debt due to related parties:

	February 28, 2023	May 31, 2022
Due to Frangipani Trade Services(1)	$451,964	$602,618
Due to employee(2)	7,500	30,000
Due to employee(3)	16,661	66,658
	476,124	699,276
Less: current portion	(325,478)	(301,308)
	$150,655	$397,968

____________

(1)      Due to Frangipani Trade Services (“FTS”), an entity owned by the Company’s CEO, is due on demand and is non-interest bearing. The principal amount of this Promissory Note bears no interest provided that any amount due under this Note which is not paid when due shall bear interest at an interest rate equal to six percent (6%) per annum. The principal amount is due and payable in six payments of $150,655 the first payment was due on November 30, 2021, with each succeeding payment to be made six months after the preceding payment.

(2)      On May 29, 2020, the Company entered into a $90,000 payable with an employee for the acquisition of UL BOS common stock from a previous owner. The payment terms consist of thirty-six monthly non-interest-bearing payments of $2,500 from the date of closing.

(3)      On May 29, 2020, the Company entered into a $200,000 payable with an employee for the acquisition of UL BOS common stock from a previous owner. The payment terms consist of thirty-six monthly non-interest-bearing payments of $5,556 from the date of closing.

Accounts Receivable and Payable

Transactions with related parties account for $7.2 million and $10.8 million of accounts receivable and accounts payable as of February 28, 2023, respectively, compared to $3.0 million and $15.2 million of accounts receivable and accounts payable as of May 31, 2022, respectively.

Revenue and Expenses

Revenue from related party transactions is for export services from related parties or for delivery at place imports nominated by such related parties. For the three months ended February 28, 2023 and 2022 these transactions represented approximately $6.4 million and $1.2 million, respectively. For the nine months ended February 28, 2023 and 2022, these transactions represented $5.5 million and $1.9 million, respectively.

Direct costs are services billed to the Company by related parties for shipping activities. For the three months ended February 28, 2023 and 2022 these transactions represented approximately $4.5 million and $13.1 million. For the nine months ended February 28, 2023 and 2022, these transactions represented $32.5 million and $39.0 million, respectively.

7. RELATED PARTY TRANSACTIONS

As part of the UL HK Transaction and related transactions, the Company assumed the following debt due to related parties:

	May 31, 2022	May 31, 2021
Due to Frangipani Trade Services(1)	$602,618	$903,927
Due to employee(2)	30,000	60,000
Due to employee(3)	66,658	149,996
Due to related parties, gross	699,276	1,113,923
Less: current portion	(301,308)	(397,975)
Long term, due to related parties	$397,968	$715,948

____________

(1)      Due to Frangipani Trade Services (“FTS”), an entity owned by the Company’s CEO, is due on demand and is non-interest bearing. The principal amount of this Promissory Note bears no interest; provided that any amount due under this Note which is not paid when due shall bear interest at an interest rate equal to six percent (6%) per annum. The principal amount is due and payable in six payments of $150,655 the first payment due on November 30, 2021, with each succeeding payment to be made six months after the preceding payment.

(2)      On May 29, 2020, the Company entered into a $90,000 payable with an employee for the acquisition of UL BOS common stock from a previous owner. The payment terms consist of thirty-six monthly non-interest-bearing payments of $2,500 from the date of closing.

(3)      On May 29, 2020, the Company entered into a $200,000 payable with an employee for the acquisition of UL BOS common stock from a previous owner. The payment terms consist of thirty-six monthly non-interest-bearing payments of $5,556 from the date of closing.

Consulting Agreements

Unique entered into a Consulting Services Agreement on May 29, 2020 for a term of three years with Great Eagle Freight Limited (“Great Eagle” or “GEFD”), a Hong Kong Company (the “Consulting Services Agreement”) where the Company pays $500,000 per year until the expiration of the agreement on May 28, 2023. The fair value of the services was determined to be less than the cash payments and the difference was recorded as Other Long Term Liabilities line item on the consolidated balance sheets and amortized over the life of the agreement. The unamortized balances were $282,666 and $565,338 as of May 31, 2022 and 2021, respectively.

Accounts Receivable — trade and Accounts Payable — trade

Transactions with related parties account for $3.0 million and $15.2 million of accounts receivable and accounts payable as of May 31, 2022, respectively compared to $1.3 million and $10.8 million of accounts receivable and accounts payable as of May 31, 2021.

Revenue and Expenses

Revenue from related party transactions is for export services from related parties or for delivery at place imports nominated by such related parties. For the year ended May 31, 2022, these transactions represented approximately $3.9 million of revenue.

Revenue from related party transactions is for export services from related parties or for delivery at place imports nominated by such related parties. For the year ended May 31, 2021, these transactions represented $2.4 million of revenue.

Direct costs are services billed to the Company by related parties for shipping activities. For the year May 31, 2022, these transactions represented approximately $192.8 million of total direct costs.

Direct costs are services billed to the Company by related parties for shipping activities. For the year May 31, 2021, these transactions represented $54.9 million of total direct costs.